Exhibit 99.1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Agreed-Upon Procedures Report

SPT Real Estate Capital, LLC (the “Company”)

Wells Fargo Securities, LLC

Citigroup Global Markets Inc.

Morgan Stanley & Co. LLC

J.P. Morgan Securities LLC

Barclays Capital Inc.

BofA Securities, Inc.

Capital One Securities, Inc.

Goldman Sachs & Co. LLC

(collectively, the “Specified Parties”)

Re: STWD 2025-FL4, LLC – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “STWD 2025-FL4 Accounting Tape CSR.xlsx” provided by the Company on November 3, 2025 (the “Data File”), containing information on 22 collateral interests (the “Collateral Interests”) and the 35 related mortgaged properties (the “Mortgaged Properties”) as of November 11, 2025 (the “Cut-off Date”), which we were informed are intended to be included as collateral in the offering by STWD 2025-FL4, LLC. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting Specified Parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a Specified Party of this report and may not meet the needs of all Specified Parties of this report and, as such, Specified Parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.01%, respectively.
•	The term “Loan Files” means the electronic copies of source documents provided by the Company and listed in Attachment A. We make no representation regarding the validity or accuracy of these documents.
KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.
•	The term “Calculation Methodology” means the formula listed in the Calculation Methodology column of Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Index Rate Assumption” means the rate of 4.000%, which we were instructed to use by the Company where applicable in the Calculation Methodology.
•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology as described in Attachment C.
•	The term “Provided Information” means the Cut-off Date, Loan Files, Calculation Methodology, Index Rate Assumption, and Instructions.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Company. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Company. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform for all Collateral Interests and related Mortgaged Properties in the Data File and the associated findings are as follows:

A.	We compared the Compared Attributes in the Data File (except for those with “Provided by the Company” in the “Provided Compared Attributes” table of Attachment A) to the corresponding information included in the Loan Files, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception (except for those with “Provided by the Company” in the “Provided Compared Attributes” table of Attachment A). The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column in Attachment A, with the highest priority document listed first.
B.	We recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File, (ii) the Calculation Methodology, and (iii) the Instructions.

We found such information to be in agreement without exception.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

2

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Collateral Interests and related Mortgaged Properties, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Collateral Interests to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Collateral Interests being securitized, (iii) the compliance of the originator of the Collateral Interests with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Collateral Interests and related Mortgaged Properties that would be material to the likelihood that the issuer of the notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia

November 3, 2025

3

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Cross Collateralized and Cross Defaulted Loan Flag	Loan Agreement/Mezzanine Loan Agreement/Amended Loan Agreement/Amended Mezzanine Loan Agreement
Property Address	Appraisal Report
City	Appraisal Report, Engineering Report
State	Appraisal Report, Engineering Report
County	Appraisal Report, Engineering Report
Zip Code	Appraisal Report, Engineering Report
Year Built	Appraisal Report, Engineering Report, Certificate of Occupancy
Year Renovated	Appraisal Report, Engineering Report
Property Type	Appraisal Report
Specific Property Type	Appraisal Report
Number of Units	Underwritten Rent Roll, Certified Rent Roll, STR Report, Unit Mix
Unit of Measure	Underwritten Rent Roll, Certified Rent Roll, STR Report, Unit Mix
Occupancy (%)	Underwritten Rent Roll, Certified Rent Roll, STR Report, Unit Mix
Occupancy Date	Underwritten Rent Roll, Certified Rent Roll, STR Report, Unit Mix
Loan Purpose	Settlement Statement, Purchase and Sale Agreement
Note Date	Loan Agreement/Mezzanine Loan Agreement/Amended Loan Agreement/Amended Mezzanine Loan Agreement
First Payment Date	Loan Agreement/Mezzanine Loan Agreement/Amended Loan Agreement/Amended Mezzanine Loan Agreement
Loan Commitment Original Balance ($)	Loan Agreement/Mezzanine Loan Agreement/Amended Loan Agreement/Amended Mezzanine Loan Agreement

Attribute	Source Document(s)
Loan Initial Funded Amount ($)	Loan Agreement/Mezzanine Loan Agreement/Amended Loan Agreement/Amended Mezzanine Loan Agreement
Loan Commitment Cut-Off Date Balance ($)	Servicer Report, Loan Agreement/Mezzanine Loan Agreement/Amended Loan Agreement/Amended Mezzanine Loan Agreement
Loan Cut-off Date Balance ($)	Servicer Report, Loan Agreement/Mezzanine Loan Agreement/Amended Loan Agreement/Amended Mezzanine Loan Agreement
Future Funding Advance Conditions	Loan Agreement/Mezzanine Loan Agreement/Amended Loan Agreement/Amended Mezzanine Loan Agreement
Loan Balloon Balance ($)	Loan Agreement/Mezzanine Loan Agreement/Amended Loan Agreement/Amended Mezzanine Loan Agreement
Junior Participation Cut-off Date Balance	Servicer Report, Loan Agreement/Mezzanine Loan Agreement/Amended Loan Agreement/Amended Mezzanine Loan Agreement
Junior Participation Cut-off Date Future Funding Unfunded Balance ($)	Servicer Report, Loan Agreement/Mezzanine Loan Agreement/Amended Loan Agreement/Amended Mezzanine Loan Agreement
Junior Participation Balloon Payment ($)	Servicer Report, Loan Agreement/Mezzanine Loan Agreement/Amended Loan Agreement/Amended Mezzanine Loan Agreement
Rate Type	Loan Agreement/Mezzanine Loan Agreement/Amended Loan Agreement/Amended Mezzanine Loan Agreement
Index	Loan Agreement/Mezzanine Loan Agreement/Amended Loan Agreement/Amended Mezzanine Loan Agreement
Interest Accrual Basis	Loan Agreement/Mezzanine Loan Agreement/Amended Loan Agreement/Amended Mezzanine Loan Agreement
Accrual Period	Loan Agreement/Mezzanine Loan Agreement/Amended Loan Agreement/Amended Mezzanine Loan Agreement
Lookback Period	Loan Agreement/Mezzanine Loan Agreement/Amended Loan Agreement/Amended Mezzanine Loan Agreement

Attribute	Source Document(s)
Rounding Factor	Loan Agreement/Mezzanine Loan Agreement/Amended Loan Agreement/Amended Mezzanine Loan Agreement
Time of Rounding (Before Spread, After Spread)	Loan Agreement/Mezzanine Loan Agreement/Amended Loan Agreement/Amended Mezzanine Loan Agreement
Rounding Direction	Loan Agreement/Mezzanine Loan Agreement/Amended Loan Agreement/Amended Mezzanine Loan Agreement
Loan Margin	Loan Agreement/Mezzanine Loan Agreement/Amended Loan Agreement/Amended Mezzanine Loan Agreement
Collateral Interest Margin	Loan Agreement/Mezzanine Loan Agreement/Amended Loan Agreement/Amended Mezzanine Loan Agreement
Junior Participation Cut-off Date Margin	Loan Agreement/Mezzanine Loan Agreement/Amended Loan Agreement/Amended Mezzanine Loan Agreement
Loan Index Floor	Loan Agreement/Mezzanine Loan Agreement/Amended Loan Agreement/Amended Mezzanine Loan Agreement
Loan Index Cap Provider	Rate Cap Confirmation
Loan Index Cap Notional Amount	Rate Cap Confirmation
Loan Index Cap Termination Date	Rate Cap Confirmation
Loan Index Cap	Rate Cap Confirmation
Loan Margin Change (Y/N)	Loan Agreement/Mezzanine Loan Agreement/Amended Loan Agreement/Amended Mezzanine Loan Agreement
Loan Margin Change Description	Loan Agreement/Mezzanine Loan Agreement/Amended Loan Agreement/Amended Mezzanine Loan Agreement
Junior Participation Cut-off Date Interest Rate	Loan Agreement/Mezzanine Loan Agreement/Amended Loan Agreement/Amended Mezzanine Loan Agreement
Amortization Type During Initial Term	Loan Agreement/Mezzanine Loan Agreement/Amended Loan Agreement/Amended Mezzanine Loan Agreement

Attribute	Source Document(s)
ARD Loan (Y/N)	Loan Agreement/Mezzanine Loan Agreement/Amended Loan Agreement/Amended Mezzanine Loan Agreement
Initial Maturity Date or Anticipated Repayment Date	Loan Agreement/Mezzanine Loan Agreement/Amended Loan Agreement/Amended Mezzanine Loan Agreement
Extension Options (Y/N)	Loan Agreement/Mezzanine Loan Agreement/Amended Loan Agreement/Amended Mezzanine Loan Agreement
Extension Options Description	Loan Agreement/Mezzanine Loan Agreement/Amended Loan Agreement/Amended Mezzanine Loan Agreement
Amortization Type During Extensions	Loan Agreement/Mezzanine Loan Agreement/Amended Loan Agreement/Amended Mezzanine Loan Agreement
Amortization Style	Loan Agreement/Mezzanine Loan Agreement/Amended Loan Agreement/Amended Mezzanine Loan Agreement
Amortization Rate	Loan Agreement/Mezzanine Loan Agreement/Amended Loan Agreement/Amended Mezzanine Loan Agreement
Amortization Basis	Loan Agreement/Mezzanine Loan Agreement/Amended Loan Agreement/Amended Mezzanine Loan Agreement
First Extension Period Requirements	Loan Agreement/Mezzanine Loan Agreement/Amended Loan Agreement/Amended Mezzanine Loan Agreement
First Extension Period (months)	Loan Agreement/Mezzanine Loan Agreement/Amended Loan Agreement/Amended Mezzanine Loan Agreement
First Extension Cap	Loan Agreement/Mezzanine Loan Agreement/Amended Loan Agreement/Amended Mezzanine Loan Agreement
First Extension Fee (%)	Loan Agreement/Mezzanine Loan Agreement/Amended Loan Agreement/Amended Mezzanine Loan Agreement
Second Extension Period Requirements	Loan Agreement/Mezzanine Loan Agreement/Amended Loan Agreement/Amended Mezzanine Loan Agreement

Attribute	Source Document(s)
Second Extension Period (months)	Loan Agreement/Mezzanine Loan Agreement/Amended Loan Agreement/Amended Mezzanine Loan Agreement
Second Extension Cap	Loan Agreement/Mezzanine Loan Agreement/Amended Loan Agreement/Amended Mezzanine Loan Agreement
Second Extension Fee (%)	Loan Agreement/Mezzanine Loan Agreement/Amended Loan Agreement/Amended Mezzanine Loan Agreement
Third Extension Period Requirements	Loan Agreement/Mezzanine Loan Agreement/Amended Loan Agreement/Amended Mezzanine Loan Agreement
Third Extension Period (months)	Loan Agreement/Mezzanine Loan Agreement/Amended Loan Agreement/Amended Mezzanine Loan Agreement
Third Extension Cap	Loan Agreement/Mezzanine Loan Agreement/Amended Loan Agreement/Amended Mezzanine Loan Agreement
Third Extension Fee (%)	Loan Agreement/Mezzanine Loan Agreement/Amended Loan Agreement/Amended Mezzanine Loan Agreement
Fourth Extension Period Requirements	Loan Agreement/Mezzanine Loan Agreement/Amended Loan Agreement/Amended Mezzanine Loan Agreement
Fourth Extension Period (months)	Loan Agreement/Mezzanine Loan Agreement/Amended Loan Agreement/Amended Mezzanine Loan Agreement
Fourth Extension Cap	Loan Agreement/Mezzanine Loan Agreement/Amended Loan Agreement/Amended Mezzanine Loan Agreement
Fourth Extension Fee (%)	Loan Agreement/Mezzanine Loan Agreement/Amended Loan Agreement/Amended Mezzanine Loan Agreement
Exit Fee %	Loan Agreement/Mezzanine Loan Agreement/Amended Loan Agreement/Amended Mezzanine Loan Agreement
Exit Fee Balance	Loan Agreement/Mezzanine Loan Agreement/Amended Loan Agreement/Amended Mezzanine Loan Agreement

Attribute	Source Document(s)
Fully Extended Maturity Date	Loan Agreement/Mezzanine Loan Agreement/Amended Loan Agreement/Amended Mezzanine Loan Agreement
Future Debt Permitted (Y/N)	Loan Agreement/Mezzanine Loan Agreement/Amended Loan Agreement/Amended Mezzanine Loan Agreement
Permitted Future Debt Type	Loan Agreement/Mezzanine Loan Agreement/Amended Loan Agreement/Amended Mezzanine Loan Agreement
Grace Period Default (Days)	Loan Agreement/Mezzanine Loan Agreement/Amended Loan Agreement/Amended Mezzanine Loan Agreement
Grace Period Late (Days)	Loan Agreement/Mezzanine Loan Agreement/Amended Loan Agreement/Amended Mezzanine Loan Agreement
Initial Prepayment Provision	Loan Agreement/Mezzanine Loan Agreement/Amended Loan Agreement/Amended Mezzanine Loan Agreement
Remaining Call Protection (Cut-off Date)	Loan Agreement/Mezzanine Loan Agreement/Amended Loan Agreement/Amended Mezzanine Loan Agreement
Original Yield Maintenance or Minimum Interest Term	Loan Agreement/Mezzanine Loan Agreement/Amended Loan Agreement/Amended Mezzanine Loan Agreement
Rate for Prepayment Protection	Loan Agreement/Mezzanine Loan Agreement/Amended Loan Agreement/Amended Mezzanine Loan Agreement
Partial Release and/or Partial Prepayment (Y/N)	Loan Agreement/Mezzanine Loan Agreement/Amended Loan Agreement/Amended Mezzanine Loan Agreement
Lien Position	Title Policy
Recourse	Guaranties, Loan Agreement/Mezzanine Loan Agreement/Amended Loan Agreement/Amended Mezzanine Loan Agreement
Recourse Provisions	Guaranties, Loan Agreement/Mezzanine Loan Agreement/Amended Loan Agreement/Amended Mezzanine Loan Agreement

Attribute	Source Document(s)
Recourse Carveout Guarantor	Guaranties, Loan Agreement/Mezzanine Loan Agreement/Amended Loan Agreement/Amended Mezzanine Loan Agreement
Borrower	Loan Agreement/Mezzanine Loan Agreement/Amended Loan Agreement/Amended Mezzanine Loan Agreement
Sponsor	Loan Agreement/Mezzanine Loan Agreement/Amended Loan Agreement/Amended Mezzanine Loan Agreement
Affiliated Sponsor (Y/N)	Loan Agreement/Mezzanine Loan Agreement/Amended Loan Agreement/Amended Mezzanine Loan Agreement
Tenants-in-common (Y/N)	Loan Agreement/Mezzanine Loan Agreement/Amended Loan Agreement/Amended Mezzanine Loan Agreement, TIC Agreement
Ownership Interest	Title Policy
Ground Lease (Y/N)	Ground Lease, Estoppel
Annual Ground Lease Payment ($)	Ground Lease, Estoppel, Appraisal
Ground Lease Initial Expiration Date	Ground Lease, Estoppel, Appraisal
Ground Lease Extension (Y/N)	Ground Lease, Estoppel, Appraisal
# of Ground Lease Extension Options	Ground Lease, Estoppel, Appraisal
Ground Lease Expiration Date with Extensions	Ground Lease, Estoppel, Appraisal
Lockbox Type	Loan Agreement/Mezzanine Loan Agreement/Amended Loan Agreement/Amended Mezzanine Loan Agreement, DACA Agreement
Cash Management Type	Loan Agreement/Mezzanine Loan Agreement/Amended Loan Agreement/Amended Mezzanine Loan Agreement, Cash Management Agreement
Cash Management Trigger Event	Loan Agreement/Mezzanine Loan Agreement/Amended Loan Agreement/Amended Mezzanine Loan Agreement, Cash Management Agreement
Tax Escrow (Upfront) ($)	Settlement Statement, Loan Agreement/Amended Loan Agreement

Attribute	Source Document(s)
Tax Escrow (Cut-off Date) ($)	Servicer Report, Settlement Statement, Loan Agreement/Amended Loan Agreement
Tax Escrow (Monthly)($)	Servicer Report, Settlement Statement, Loan Agreement/Amended Loan Agreement
Springing Tax Escrow Description	Settlement Statement, Loan Agreement/Amended Loan Agreement
Insurance Escrow (Upfront) ($)	Settlement Statement, Loan Agreement/Amended Loan Agreement
Insurance Escrow (Cut-off Date) ($)	Servicer Report, Settlement Statement, Loan Agreement/Amended Loan Agreement
Insurance Escrow (Monthly)($)	Servicer Report, Settlement Statement, Loan Agreement/Amended Loan Agreement
Springing Insurance Escrow Description	Settlement Statement, Loan Agreement/Amended Loan Agreement
Replacement Reserve (Upfront)($)	Settlement Statement, Loan Agreement/Amended Loan Agreement
Replacement Reserve (Cut-off Date)($)	Servicer Report, Settlement Statement, Loan Agreement/Amended Loan Agreement
Replacement Reserve (Monthly)($)	Servicer Report, Settlement Statement, Loan Agreement/Amended Loan Agreement
Replacement Reserve Cap($)	Settlement Statement, Loan Agreement/Amended Loan Agreement
Springing Replacement Reserve Description	Settlement Statement, Loan Agreement/Amended Loan Agreement
TI/LC Reserve (Upfront) ($)	Settlement Statement, Loan Agreement/Amended Loan Agreement
TI/LC Reserve (Cut-off Date) ($)	Servicer Report, Settlement Statement, Loan Agreement/Amended Loan Agreement
TI/LC Reserve (Monthly)($)	Servicer Report, Settlement Statement, Loan Agreement/Amended Loan Agreement
TI/LC Reserve Cap($)	Settlement Statement, Loan Agreement/Amended Loan Agreement
Springing TI/LC Reserve Description	Settlement Statement, Loan Agreement/Amended Loan Agreement

Attribute	Source Document(s)
Environmental Reserve (Upfront) ($)	Settlement Statement, Loan Agreement/Amended Loan Agreement
Environmental Reserve (Cut-off Date) ($)	Servicer Report, Settlement Statement, Loan Agreement/Amended Loan Agreement
Upfront Engineering/Deferred Maintenance Escrow (Upfront) ($)	Servicer Report, Settlement Statement, Loan Agreement/Amended Loan Agreement
Upfront Engineering/Deferred Maintenance Escrow (Cut-off Date) ($)	Settlement Statement, Loan Agreement/Amended Loan Agreement
Debt Service Reserve (Upfront) ($)	Settlement Statement, Loan Agreement/Amended Loan Agreement
Debt Service Reserve (Cut-off Date) ($)	Servicer Report, Settlement Statement, Loan Agreement/Amended Loan Agreement
Debt Service Reserve (Monthly)($)	Servicer Report, Settlement Statement, Loan Agreement/Amended Loan Agreement
Debt Service Reserve Cap($)	Settlement Statement, Loan Agreement/Amended Loan Agreement
Springing Debt Service Reserve Description	Settlement Statement, Loan Agreement/Amended Loan Agreement
Other Reserves (Upfront)($)	Settlement Statement, Loan Agreement/Amended Loan Agreement
Other Reserves (Cut-Off Date)($)	Servicer Report, Settlement Statement, Loan Agreement/Amended Loan Agreement
Other Reserves (Monthly)($)	Servicer Report, Settlement Statement, Loan Agreement/Amended Loan Agreement
Other Reserves Cap ($)	Settlement Statement, Loan Agreement/Amended Loan Agreement
Other Reserves Description	Settlement Statement, Loan Agreement/Amended Loan Agreement
Other Reserves 2 (Upfront)($)	Settlement Statement, Loan Agreement/Amended Loan Agreement
Other Reserves 2 (Cut-Off Date)($)	Servicer Report, Settlement Statement, Loan Agreement/Amended Loan Agreement
Other Reserves 2 (Monthly)($)	Servicer Report, Settlement Statement, Loan Agreement/Amended Loan Agreement

Attribute	Source Document(s)
Other Reserves 2 Cap ($)	Settlement Statement, Loan Agreement/Amended Loan Agreement
Other Reserves 2 Description	Settlement Statement, Loan Agreement/Amended Loan Agreement
Third Most Recent As Of Period	Company Underwritten Cash Flow Statement
Third Most Recent Revenues	Company Underwritten Cash Flow Statement
Third Most Recent Expenses	Company Underwritten Cash Flow Statement
Third Most Recent NOI	Company Underwritten Cash Flow Statement
Third Most Recent NCF	Company Underwritten Cash Flow Statement
Second Most Recent As Of Period	Company Underwritten Cash Flow Statement
Second Most Recent Revenues	Company Underwritten Cash Flow Statement
Second Most Recent Expenses	Company Underwritten Cash Flow Statement
Second Most Recent NOI	Company Underwritten Cash Flow Statement
Second Most Recent NCF	Company Underwritten Cash Flow Statement
Most Recent As Of Period	Company Underwritten Cash Flow Statement
Most Recent Revenues	Company Underwritten Cash Flow Statement
Most Recent Expenses	Company Underwritten Cash Flow Statement
Most Recent NOI	Company Underwritten Cash Flow Statement
Most Recent NCF	Company Underwritten Cash Flow Statement
Underwritten Occupancy (%)	Company Underwritten Cash Flow Statement
Underwritten Revenues ($)	Company Underwritten Cash Flow Statement
Underwritten Expenses ($)	Company Underwritten Cash Flow Statement
Underwritten NOI ($)	Company Underwritten Cash Flow Statement
Underwritten Reserves ($)	Company Underwritten Cash Flow Statement
Underwritten NCF ($)	Company Underwritten Cash Flow Statement
Underwritten Stabilized Occupancy (%)	Company Underwritten Cash Flow Statement
Underwritten Stabilized Revenues ($)	Company Underwritten Cash Flow Statement
Underwritten Stabilized Expenses ($)	Company Underwritten Cash Flow Statement

Attribute	Source Document(s)
Underwritten Stabilized NOI ($)	Company Underwritten Cash Flow Statement
Underwritten Stabilized Reserves ($)	Company Underwritten Cash Flow Statement
Underwritten Stabilized NCF ($)	Company Underwritten Cash Flow Statement
Appraisal Stabilized Occupancy (%)	Company Underwritten Cash Flow Statement
Appraisal Stabilized Revenues ($)	Company Underwritten Cash Flow Statement
Appraisal Stabilized Expenses ($)	Company Underwritten Cash Flow Statement
Appraisal Stabilized NOI ($)	Company Underwritten Cash Flow Statement
Appraisal Stabilized Reserves ($)	Company Underwritten Cash Flow Statement
Appraisal Stabilized NCF ($)	Company Underwritten Cash Flow Statement
Engineering Report Date	Engineering Report
Environmental Report Date (Phase I)	Phase I Environmental Report
Environmental Report Date (Phase II)	Phase II Environmental Report
Environmental Insurance (Y/N)	Insurance Certificate
Seismic Report Date	Seismic Report
Seismic PML %	Seismic Report, Engineering Report
Seismic Insurance Obtained if PML ≥ 20% (Y/N)	Insurance Certificate, Seismic Report, Engineering Report
Subordinate Debt (Y/N)	Loan Agreement/Amended Loan Agreement
Subordinate Debt Type	Loan Agreement/Amended Loan Agreement
Subordinate Debt Margin	Loan Agreement/Amended Loan Agreement
Subordinate Debt Cut-off Date Balance ($)	Servicer Report, Settlement Statement, Loan Agreement/Amended Loan Agreement
As-Is Appraisal Valuation Date	Appraisal Report
Appraisal Firm	Appraisal Report
As-Is Appraised Value ($)	Appraisal Report
Stabilized Appraised Value ($)	Appraisal Report
Appraisal Anticipated Stabilization Date	Appraisal Report
USPAP Appraisal (Y/N)	Appraisal Report

Attribute	Source Document(s)
FIRREA Appraisal (Y/N)	Appraisal Report
Single-Tenant (Y/N)	Underwritten Rent Roll, Certified Rent Roll
Property Manager	Management Agreement, Loan Agreement/Amended Loan Agreement
Largest Tenant Name	Underwritten Rent Roll, Certified Rent Roll, Lease
Largest Tenant Square Feet	Underwritten Rent Roll, Certified Rent Roll, Lease
Largest Tenant Expiration Date	Underwritten Rent Roll, Certified Rent Roll, Lease
2nd Largest Tenant Name	Underwritten Rent Roll, Certified Rent Roll, Lease
2nd Largest Tenant Square Feet	Underwritten Rent Roll, Certified Rent Roll, Lease
2nd Largest Tenant Expiration Date	Underwritten Rent Roll, Certified Rent Roll, Lease
3rd Largest Tenant Name	Underwritten Rent Roll, Certified Rent Roll, Lease
3rd Largest Tenant Square Feet	Underwritten Rent Roll, Certified Rent Roll, Lease
3rd Largest Tenant Expiration Date	Underwritten Rent Roll, Certified Rent Roll, Lease
4th Largest Tenant Name	Underwritten Rent Roll, Certified Rent Roll, Lease
4th Largest Tenant Square Feet	Underwritten Rent Roll, Certified Rent Roll, Lease
4th Largest Tenant Expiration Date	Underwritten Rent Roll, Certified Rent Roll, Lease
5th Largest Tenant Name	Underwritten Rent Roll, Certified Rent Roll, Lease
5th Largest Tenant Square Feet	Underwritten Rent Roll, Certified Rent Roll, Lease
5th Largest Tenant Expiration Date	Underwritten Rent Roll, Certified Rent Roll, Lease
Lender	Loan Agreement/Mezzanine Loan Agreement/Amended Loan Agreement/Amended Mezzanine Loan Agreement

PROVIDED COMPARED ATTRIBUTES

Attribute	Source Document(s)
Collateral Interest Number	Provided by the Company
Collateral Interest Type	Provided by the Company
Collateral Interest Status	Provided by the Company

Attribute	Source Document(s)
Collateral Interest / Property Flag	Provided by the Company
# of Properties	Provided by the Company
Collateral Interest/Property Name	Provided by the Company
Collateral Interest Cut-off Date Balance ($)	Provided by the Company
Pari Passu Balance in Other Securitization	Provided by the Company

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Loan Commitment Original Balance / Unit ($)	Loan Commitment Original Balance ($) divided by Number of Units
Loan Initial Unfunded Future Funding Amount ($)	Loan Commitment Original Balance ($) minus Loan Initial Funded Amount ($)
Loan Cut-off Date Balance / Unit ($)	Loan Cut-off Date Balance ($) divided by Number of Units
Loan Future Funding Participation Cut-off Date Unfunded Balance ($)	Loan Commitment Cut-Off Date Balance ($) minus Loan Cut-off Date Balance ($)
Loan Balloon Balance / Unit ($)	Loan Balloon Balance ($) divided by Number of Units
Loan Annual Debt Service Payment (IO) ($)	Loan Cut-off Date Balance ($) adjusted for Interest Accrual Basis multiplied by Loan Cut-off Date Interest Rate
Loan Annual Debt Service Payment (P&I) ($)	Loan Cut-off Date Balance ($) adjusted for Interest Accrual Basis multiplied by Loan Cut-off Date Interest Rate
Loan Annual Debt Service Payment (Cap) ($)	Loan Cut-off Date Balance ($) adjusted for Interest Accrual Basis multiplied by Loan Rate Cap
Collateral Interest Future Funding Participation Cut-off Date Unfunded Balance ($)	Set to equal Loan Future Funding Participation Cut-off Date Unfunded Balance ($), except for Collateral Interests (Marina Club; Arabella, Arabella - First Mortgage, Arabella – Mezzanine) and for those Collateral Interests, Loan Future Funding Participation Cut-off Date Unfunded Balance ($) is divided by 2, if applicable
Aggregate Collateral Interest Cut-off Date Balance %	Collateral Interest Cut-off Date Balance ($) divided by the aggregate Collateral Interest Cut-off Date Balance ($) of all Collateral Interests
Collateral Interest Balloon Balance ($)	Set to equal Collateral Interest Cut-off Date Balance ($)
Collateral Interest Annual Debt Service Payment (IO) ($)	Collateral Interest Cut-off Date Balance ($) adjusted for Interest Accrual Basis multiplied by Collateral Interest Cut-off Date Interest Rate
Collateral Interest Annual Debt Service Payment (P&I) ($)	Collateral Interest Cut-off Date Balance ($) adjusted for Interest Accrual Basis multiplied by Collateral Interest Cut-off Date Interest Rate

Attribute	Calculation Methodology
Collateral Interest Annual Debt Service Payment (Cap) ($)	Collateral Interest Cut-off Date Balance ($) adjusted for Interest Accrual Basis multiplied by Collateral Interest Rate Cap
Pari Passu Funded Amount	Loan Cut-off Date Balance ($) minus Collateral Interest Cut-off Date Balance ($)
Loan Cut-off Date Interest Rate	The sum of the Loan Margin and Index Rate Assumption rounded by the respective Rounding Factor subject to Loan Rate Floor
Loan Rate Floor	Loan Margin plus Loan Index Floor
Loan Rate Cap	Loan Margin plus Loan Index Cap
Collateral Interest Cut-off Date Interest Rate	The sum of the Collateral Interest Margin and Index Rate Assumption rounded by the respective Rounding Factor subject to Loan Rate Floor
Collateral Interest Rate Floor	Collateral Interest Margin plus Loan Index Floor
Collateral Interest Rate Cap	Collateral Interest Margin plus Loan Index Cap
Junior Participation Rate Floor	Junior Participation Cut-off Date Margin plus junior participation index floor
Junior Participation Rate Cap	Junior Participation Cut-off Date Margin plus junior participation index cap
Initial IO Period	For all loans for which Amortization Type During Initial Term is Interest Only, number of payments between and including the First Payment Date and the Initial Maturity Date or Anticipated Repayment Date
Initial IO Period (Remaining)	Initial IO Period minus Seasoning (months)
Original Loan Term (Initial)	Number of payments between and including the First Payment Date and Initial Maturity Date or Anticipated Repayment Date
Original Loan Term (Remaining)	Original Loan Term (Initial) minus Seasoning (months)
Seasoning (months)	Number of payments between and including the First Payment Date and Cut-off Date

Attribute	Calculation Methodology
First Extension Floor	Equals the Loan Index Floor
First Extension Fee	First Extension Fee (%) multiplied by Loan Commitment Cut-Off Date Balance ($)
Second Extension Floor	Equals the Loan Index Floor
Second Extension Fee	Second Extension Fee (%) multiplied by Loan Commitment Cut-Off Date Balance ($)
Third Extension Floor	Equals the Loan Index Floor
Third Extension Fee	Third Extension Fee (%) multiplied by Loan Commitment Cut-Off Date Balance ($)
Fourth Extension Floor	Equals the Loan Index Floor
Fourth Extension Fee	Fourth Extension Fee (%) multiplied by Loan Commitment Cut-Off Date Balance ($)
Exit Fee ($)	Exit Fee % multiplied by Loan Commitment Cut-Off Date Balance ($)
Fully Extended IO Period (Initial)	Equals the Fully Extended Loan Term (Initial)
Fully Extended IO Period (Remaining)	Equals the Fully Extended Loan Term (Remaining)
Fully Extended Loan Term (Initial)	Number of payments between and including the First Payment Date and Fully Extended Maturity Date
Fully Extended Loan Term (Remaining)	Fully Extended Loan Term (Initial) minus Seasoning (months)
Loan Most Recent NOI DSCR	Most Recent NOI divided by the lesser of (i) Loan Annual Debt Service Payment (Cap) ($) and (ii) Loan Annual Debt Service Payment (IO) ($)
Loan Most Recent NCF DSCR	Most Recent NCF divided by the lesser of (i) Loan Annual Debt Service Payment (Cap) ($) and (ii) Loan Annual Debt Service Payment (IO) ($)
Cut-off Date Loan Most Recent NOI Debt Yield	Most Recent NOI divided by Loan Cut-off Date Balance ($)
Cut-off Date Loan Most Recent NCF Debt Yield	Most Recent NCF divided by Loan Cut-off Date Balance ($)

Attribute	Calculation Methodology
Collateral Interest Most Recent NOI DSCR	Set to equal Loan Most Recent NOI DSCR
Collateral Interest Most Recent NCF DSCR	Set to equal Loan Most Recent NCF DSCR
Cut-off Date Collateral Interest Most Recent NOI Debt Yield	Set to equal Cut-off Date Loan Most Recent NOI Debt Yield
Cut-off Date Collateral Interest Most Recent NCF Debt Yield	Set to equal Cut-off Date Loan Most Recent NCF Debt Yield
Loan Cut-off Date Balance Underwritten NOI DSCR	Underwritten NOI ($) divided by the lesser of (i) Loan Annual Debt Service Payment (Cap) ($) and (ii) Loan Annual Debt Service Payment (IO) ($)
Loan Cut-off Date Balance Underwritten NCF DSCR	Underwritten NCF ($) divided by the lesser of (i) Loan Annual Debt Service Payment (Cap) ($) and (ii) Loan Annual Debt Service Payment (IO) ($)
Loan Cut-off Date Balance Underwritten NOI Debt Yield	Underwritten NOI ($) divided by Loan Cut-off Date Balance ($)
Loan Cut-off Date Balance Underwritten NCF Debt Yield	Underwritten NCF ($) divided by Loan Cut-off Date Balance ($)
Collateral Interest Cut-off Date Balance Underwritten NOI DSCR	Set to equal Loan Cut-off Date Balance Underwritten NOI DSCR
Collateral Interest Cut-off Date Balance Underwritten NCF DSCR	Set to equal Loan Cut-off Date Balance Underwritten NCF DSCR
Collateral Interest Cut-off Date Balance Underwritten NOI Debt Yield	Set to equal Loan Cut-off Date Balance Underwritten NOI Debt Yield
Collateral Interest Cut-off Date Balance Underwritten NCF Debt Yield	Set to equal Loan Cut-off Date Balance Underwritten NCF Debt Yield
Fully Funded Loan Underwritten Stabilized NOI DSCR	Underwritten Stabilized NOI ($) divided by the product of (i) the lesser of a) Loan Cut-off Date Interest Rate and b) Loan Rate Cap, (ii) Loan Balloon Balance ($), and adjusted for Interest Accrual Basis
Fully Funded Loan Underwritten Stabilized NCF DSCR	Underwritten Stabilized NCF ($) divided by the product of (i) the lesser of a) Loan Cut-off Date Interest Rate and b) Loan Rate Cap, (ii) Loan Balloon Balance ($), and adjusted for Interest Accrual Basis
Fully Funded Loan Underwritten Stabilized NOI Debt Yield	Underwritten Stabilized NOI ($) divided by Loan Balloon Balance ($)

Attribute	Calculation Methodology
Fully Funded Loan Underwritten Stabilized NCF Debt Yield	Underwritten Stabilized NCF ($) divided by Loan Balloon Balance ($)
Collateral Interest Underwritten Stabilized NOI DSCR	Set to Fully Funded Loan Underwritten Stabilized NOI DSCR
Collateral Interest Underwritten Stabilized NCF DSCR	Set to Fully Funded Loan Underwritten Stabilized NCF DSCR
Collateral Interest Underwritten Stabilized NOI Debt Yield	Set to Fully Funded Loan Underwritten Stabilized NOI Debt Yield
Collateral Interest Underwritten Stabilized NCF Debt Yield	Set to Fully Funded Loan Underwritten Stabilized NCF Debt Yield
Fully Funded Loan Appraisal Stabilized NOI DSCR	Appraisal Stabilized NOI ($) divided by the product of (i) the lesser of a) Loan Cut-off Date Interest Rate and b) Loan Rate Cap, (ii) Loan Balloon Balance ($), and adjusted for Interest Accrual Basis
Fully Funded Loan Appraisal Stabilized NCF DSCR	Appraisal Stabilized NCF ($) divided by the product of (i) the lesser of a) Loan Cut-off Date Interest Rate and b) Loan Rate Cap, (ii) Loan Balloon Balance ($), and adjusted for Interest Accrual Basis
Fully Funded Loan Appraisal Stabilized NOI Debt Yield	Appraisal Stabilized NOI ($) divided by Loan Balloon Balance ($)
Fully Funded Loan Appraisal Stabilized NCF Debt Yield	Appraisal Stabilized NCF ($) divided by Loan Balloon Balance ($)
Collateral Interest Appraisal Stabilized NOI DSCR	Set to equal Fully Funded Loan Appraisal Stabilized NOI DSCR
Collateral Interest Appraisal Stabilized NCF DSCR	Set to equal Fully Funded Loan Appraisal Stabilized NCF DSCR
Collateral Interest Appraisal Stabilized NOI Debt Yield	Set to equal Fully Funded Loan Appraisal Stabilized NOI Debt Yield
Collateral Interest Appraisal Stabilized NCF Debt Yield	Set to equal Fully Funded Loan Appraisal Stabilized NCF Debt Yield
Subordinate Debt Interest Rate	The sum of Index Rate Assumption and the Subordinate Debt Margin
Total Debt Cut-off Date Balance ($)	Loan Cut-off Date Balance ($) plus Subordinate Debt Cut-off Date Balance ($)

Attribute	Calculation Methodology
Total Debt Cut-off Date As-Is LTV	Total Debt Cut-off Date Balance ($) divided by As-Is Appraised Value ($)
Total Debt Cut-off Date UW NCF DSCR	Underwritten NCF ($) divided by the sum of the lesser of (i) Loan Annual Debt Service Payment (Cap) ($) and (ii) Loan Annual Debt Service Payment (IO) ($) and the product of (a) Subordinate Debt Cut-off Date Balance ($), (b) Subordinate Debt Interest Rate, and adjusted for Interest Accrual Basis, subject to any mezzanine interest rate cap in place
Total Debt Cut-off Date UW NOI DY	Underwritten NOI ($) divided by Total Debt Cut-off Date Balance ($)
Loan Cut-off Date As-Is LTV Ratio	Loan Cut-off Date Balance ($) divided by As-Is Appraised Value ($)
Loan Commitment Maturity Date Stabilized LTV Ratio	Loan Commitment Cut-Off Date Balance ($) divided by Stabilized Appraised Value ($)
Collateral Interest Cut-off Date As-Is LTV Ratio	Set to equal Loan Cut-off Date As-Is LTV Ratio
Collateral Interest Commitment Maturity Date Stabilized LTV Ratio	Set to equal Loan Commitment Maturity Date Stabilized LTV Ratio
Largest Tenant Square Feet %	Largest Tenant Square Feet divided by Number of Units

2nd Largest Tenant Square Feet %	2nd Largest Tenant Square Feet divided by Number of Units
3rd Largest Tenant Square Feet %	3rd Largest Tenant Square Feet divided by Number of Units
4th Largest Tenant Square Feet %	4th Largest Tenant Square Feet divided by Number of Units
5th Largest Tenant Square Feet %	5th Largest Tenant Square Feet divided by Number of Units

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes or Recomputed Attributes with the Source Document or Instruction indicated as “Provided by the Company” we were instructed by the Company to assume the attribute is accurate and not perform any procedure.
2.	The Collateral Interests “The Apex @ Meadows” and “Marina Club” were not closed as of the date of this report. Therefore, we were not provided the Loan Agreement, Settlement Statement, Title Policy, Guaranties, Management Agreement, Cash Management Agreement, Rate Cap Confirmation, Appraisal Report, Engineering Report, Phase I Environmental Report, Phase II Environmental Report, Company Underwritten Cash Flow Statement, Unit Mix, Underwritten Rent Roll or other source documents and we were instructed by the Company to assume that all “Compared Attributes” relating to these Collateral Interests and related Mortgaged Properties are accurate and not to perform any comparison procedure.
3.	We were instructed by the Company to follow the instructions listed below pertaining to the applicable Collateral Interests and Mortgaged Properties and Compared Attributes or Recomputed Attribute(s):
Collateral Interest/ Property Name(s)	Compared Attribute(s) or Recomputed Attribute(s)	Company Instruction
AVE Tampa; AVE Tampa - First Mortgage; AVE Tampa - Mezzanine	Loan Purpose	Provided by the Company
AVE Tampa; AVE Tampa - First Mortgage; AVE Tampa - Mezzanine	Tax Escrow (Upfront) ($); Tax Escrow (Cut-off Date) ($); Tax Escrow (Monthly)($)	Provided by the Company
425 Summit; 425 Summit - First Mortgage; 425 Summit - Mezzanine	First Payment Date	Provided by the Company
Minnetonka Station	Tax Escrow (Monthly)($); Insurance Escrow (Monthly)($)	Provided by the Company
AVE Tampa; AVE Tampa - First Mortgage; AVE Tampa - Mezzanine	Loan Initial Funded Amount ($)	Provided by the Company
Homes at Ashcroft	Specific Property Type	Provided by the Company
Arabella; Arabella - First Mortgage; HPI Portfolio; Broadstone Memorial Park; Neuhaus Lake Worth; Solterra; Helix at Medical Center; The Samantha	Lockbox Type	Provided by the Company
Hub Figueroa	Second Most Recent As Of Period	Provided by the Company
Broadstone Memorial Park; Neuhaus Lake Worth	Other Reserves (Monthly)($)	Provided by the Company

C-1

Collateral Interest/ Property Name(s)	Compared Attribute(s) or Recomputed Attribute(s)	Company Instruction
Fourteen Main Street; The Apex @ Meadows; Forty Six Fifty Broadway; Forty Six Fifty Broadway - First Mortgage; Forty Six Fifty Broadway – Mezzanine; Marina Club; Arabella; Arabella - First Mortgage; Arabella – Mezzanine; Homes at Ashcroft; Minnetonka Station; Solterra; Sky Building	Loan Cut-off Date Balance Underwritten NOI DSCR; Loan Cut-off Date Balance Underwritten NCF DSCR; Collateral Interest Cut-off Date Balance Underwritten NOI DSCR; Collateral Interest Cut-off Date Balance Underwritten NCF DSCR; Total Debt Cut-off Date UW NCF DSCR	Set to 1.00x
HPI Portfolio	Initial Maturity Date or Anticipated Repayment Date	Provided by the Company
Ave Tampa; Fourteen Main Street; 807 Bank Street	Engineering Report Date	Provided by the Company
425 Summit; 425 Summit - First Mortgage; Fourteen Main Street; 807 Bank Street; Forty Six Fifty Broadway; Forty Six Fifty Broadway - First Mortgage; Broadstone Memorial Park; Neuhaus Lake Worth; Solterra	Cash Management Type	Provided by the Company
Fourteen Main Street; 807 Bank Street; The Apex @ Meadows; Marina Club; Arabella; Arabella - First Mortgage; Arabella – Mezzanine; Solterra; Sky Building	Loan Cut-off Date Balance ($)	Provided by the Company
Marina Club; Arabella; Arabella - First Mortgage; Arabella - Mezzanine	Collateral Interest Future Funding Participation Cut-off Date Unfunded Balance ($)	Provided by the Company

C-2